UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AMFQX)
(CLASS I: AMFZX)

361 GLOBAL LONG/SHORT EQUITY FUND
(INVESTOR CLASS: AGAQX)
(CLASS I: AGAZX)
(CLASS Y: AGAWX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND
(INVESTOR CLASS: AGFQX)
(CLASS I: AGFZX)

361 GLOBAL MACRO OPPORTUNITY FUND
(INVESTOR CLASS: AGMQX)
(CLASS I: AGMZX)

361 MARKET NEUTRAL FUND
(Formerly 361 Long/Short Equity Fund)
(INVESTOR CLASS: ALSQX)
(CLASS I: ALSZX)

SEMI-ANNUAL REPORT
April 30, 2015

361 Funds
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Statements of Cash Flows	35
Financial Highlights	37
Notes to Financial Statements	48
Supplemental Information	62
Expense Examples	65

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361funds.com

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 27.3%
	American Express Credit Account Master Trust
$10,000,000	0.770%, 5/15/2018[1]	$10,006,670
6,950,000	0.625%, 5/15/2020[1,2]	6,959,229
4,734,000	AmeriCredit Automobile Receivables Trust 2012-4 2.680%, 10/9/2018[1]	4,788,952
5,887,176	ARI Fleet Lease Trust 2012-B 0.482%, 1/15/2021[1,2,3]	5,877,733
5,390,000	Barclays Dryrock Issuance Trust 0.542%, 12/16/2019[1,2]	5,385,871
13,050,000	Chase Issuance Trust 0.642%, 4/15/2019[1,2]	12,980,887
	Chesapeake Funding LLC
3,600,000	1.728%, 5/7/2024[1,2,3]	3,609,461
2,300,000	1.978%, 1/7/2025[2,3]	2,308,167
3,516,231	1.428%, 4/7/2024[1,2,3]	3,528,432
9,200,000	CNH Wholesale Master Note Trust 1.082%, 8/15/2019[1,2,3]	9,213,745
10,000,000	Dell Equipment Finance Trust 2015-1 1.010%, 7/24/2017[1,3]	9,999,790
4,700,000	Drive Auto Receivables Trust 2015-A 1.010%, 11/15/2017[1,3]	4,700,098
1,751,986	Enterprise Fleet Financing LLC 1.410%, 11/20/2017[1,3]	1,752,533
10,000,000	Ford Credit Auto Lease Trust 2014-A 1.160%, 8/15/2017[1]	9,986,490
10,250,000	Ford Credit Auto Owner Trust 2013-A 1.150%, 7/15/2018[1]	10,250,359
6,590,000	Golden Credit Card Trust 0.612%, 9/15/2018[1,2,3]	6,599,325
5,000,000	Huntington Auto Trust 1.070%, 2/15/2018[1]	5,010,465
8,000,000	Hyundai Floorplan Master Owner Trust Series 2013-1 0.832%, 5/15/2018[1,2,3]	8,020,880
9,045,000	MMCA Auto Owner Trust 2014-A 1.210%, 12/16/2019[1,3]	9,068,508
7,042,349	Navient Private Education Loan Trust 2014-A 0.662%, 5/16/2022[1,2,3]	7,042,843
10,000,000	Nissan Auto Lease Trust 2014-B 1.120%, 9/15/2017[1]	10,003,640
6,000,000	Penarth Master Issuer PLC 0.581%, 3/18/2019[2,3]	6,001,698
	PFS Financing Corp.
2,000,000	0.782%, 10/15/2019[1,2,3]	1,999,021
8,000,000	1.032%, 10/15/2019[1,2,3]	7,994,252

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Santander Drive Auto Receivables Trust 2012-2 3.870%, 2/15/2018[1]	$3,076,578
4,907,000	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[1]	4,950,250
6,819,766	SLM Private Education Loan Trust 2012-C 1.282%, 8/15/2023[1,2,3]	6,850,905
2,181,697	SLM Student Loan Trust 2011-2 0.781%, 11/25/2027[1,2]	2,181,344
3,000,000	SMART ABS Series 2015-1US Trust 0.699%, 9/14/2018[1,2]	3,000,049
6,485,000	Volkswagen Credit Auto Master Trust 0.531%, 7/22/2019[1,2,3]	6,476,284

	TOTAL ASSET-BACKED SECURITIES (Cost $189,723,748)	189,624,459

	CORPORATE BONDS – 26.8%
	COMMUNICATIONS – 5.1%
10,000,000	AT&T, Inc. 0.693%, 3/30/2017[2]	9,986,980
10,000,000	NBCUniversal Enterprise, Inc. 0.812%, 4/15/2016[2,3]	10,029,450
5,200,000	Telefonica Emisiones SAU 3.992%, 2/16/2016[4]	5,322,346
10,000,000	Verizon Communications, Inc. 0.664%, 6/9/2017[2]	9,994,320
		35,333,096
	CONSUMER, CYCLICAL – 4.3%
	Daimler Finance North America LLC
3,680,000	0.935%, 8/1/2016[2,3]	3,701,580
6,000,000	0.595%, 8/1/2017[2,3]	5,992,674
10,000,000	Ford Motor Credit Co. LLC 0.784%, 9/8/2017[2]	9,957,090
10,000,000	Volkswagen Group of America Finance LLC 0.632%, 5/23/2017[2,3]	10,004,800
		29,656,144
	CONSUMER, NON-CYCLICAL – 1.4%
10,000,000	Bayer U.S. Finance LLC 0.551%, 10/6/2017[2,3]	10,009,970

	ENERGY – 4.6%
5,000,000	BP Capital Markets PLC 0.683%, 2/13/2018[2,4]	5,006,980
7,000,000	Canadian Natural Resources Ltd. 0.648%, 3/30/2016[2,4]	6,991,978

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$10,000,000	Petrobras Global Finance B.V. 2.631%, 3/17/2017[2,4]	$9,675,000
10,000,000	TransCanada PipeLines Ltd. 0.953%, 6/30/2016[2,4]	10,031,420
		31,705,378
	FINANCIAL – 6.0%
3,220,000	Associated Banc-Corp 5.125%, 3/28/2016[1]	3,326,118
10,000,000	Citigroup, Inc. 0.775%, 5/1/2017[2]	9,997,040
10,000,000	HSBC Finance Corp. 0.692%, 6/1/2016[2]	9,989,930
10,000,000	Huntington National Bank 0.703%, 4/24/2017[1,2]	9,991,240
8,000,000	Jefferies Group LLC 3.875%, 11/9/2015	8,099,976
		41,404,304
	GOVERNMENT – 0.5%
3,500,000	Finland Government International Bond 2.250%, 3/17/2016[3,4]	3,558,026

	INDUSTRIAL – 2.6%
10,000,000	Kansas City Southern de Mexico S.A. de C.V. 0.979%, 10/28/2016[2,4]	9,982,180
8,000,000	Masco Corp. 6.125%, 10/3/2016	8,484,000
		18,466,180
	TECHNOLOGY – 1.4%
10,000,000	Oracle Corp. 0.471%, 7/7/2017[2]	10,017,540

	UTILITIES – 0.9%
6,360,000	Duke Energy Corp. 0.651%, 4/3/2017[2]	6,374,603

	TOTAL CORPORATE BONDS (Cost $187,209,772)	186,525,241

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	MEDIUM TERM NOTES – 15.9%
	CONSUMER, CYCLICAL – 1.4%
$10,000,000	American Honda Finance Corp. 0.447%, 7/14/2017[2]	$9,993,620

	FINANCIAL – 13.0%
10,000,000	Bank of America Corp. 0.872%, 8/25/2017[2]	10,030,540
10,000,000	General Electric Capital Corp. 0.537%, 5/15/2017[1,2]	10,031,130
10,000,000	Goldman Sachs Group, Inc. 0.886%, 6/4/2017[2]	9,989,600
10,000,000	JPMorgan Chase & Co. 0.777%, 2/15/2017[2]	10,025,470
10,000,000	Metropolitan Life Global Funding I 0.651%, 4/10/2017[2,3]	10,026,970
10,000,000	Morgan Stanley 1.512%, 2/25/2016[2]	10,068,690
10,000,000	National Rural Utilities Cooperative Finance Corp. 0.511%, 5/27/2016[2]	10,004,700
10,000,000	Royal Bank of Canada 0.536%, 10/13/2017[2,4]	10,002,700
10,000,000	Wells Fargo & Co. 0.524%, 9/8/2017[2]	9,975,160
		90,154,960
	INDUSTRIAL – 1.5%
10,000,000	John Deere Capital Corp. 0.566%, 10/11/2016[2]	10,028,780

	TOTAL MEDIUM TERM NOTES (Cost $110,281,603)	110,177,360

Number of Shares

	SHORT-TERM INVESTMENTS – 29.6%
205,340,862	Federated Prime Value Obligations Fund, 0.10%[5]	205,340,862

	TOTAL SHORT-TERM INVESTMENTS (Cost $205,340,862)	205,340,862

	TOTAL INVESTMENTS – 99.6% (Cost $692,555,985)	691,667,922
	Other Assets in Excess of Liabilities – 0.4%	2,673,837

	TOTAL NET ASSETS – 100.0%	$694,341,759

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)

3,253	E-Mini NASDAQ 100 Index	June 2015	286,783,476	286,800,745	17,269
2,413	E-Mini S&P 500 Index	June 2015	250,856,595	250,819,285	(37,310)
1,470	Russell 2000 Mini Index	June 2015	178,946,183	178,810,800	(135,383)

TOTAL FUTURES CONTRACTS			$716,586,254	$716,430,830	$(155,424)

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	27.3%
Corporate Bonds	26.8%
Medium Term Notes	15.9%
Short-Term Investments	29.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.6%
	BASIC MATERIALS – 2.5%
1,600	LyondellBasell Industries N.V. - Class A1,3	$165,632
50,000	Mitsubishi Chemical Holdings Corp.	311,312
7,000	Mitsubishi Gas Chemical Co., Inc.	39,115
1,327	Mosaic Co.[3]	58,388
2,000	Newmont Mining Corp.[3]	52,980
700	West Fraser Timber Co., Ltd.	36,018
		663,445
	COMMUNICATIONS – 8.9%
2,600	BCE, Inc.	114,624
5,278	CenturyLink, Inc.[3]	189,797
976	Cisco Systems, Inc.[3]	28,138
14,067	Discovery Communications, Inc. - Class A*3	455,208
238	F5 Networks, Inc.*3	29,041
794	Google, Inc. - Class A*3	435,723
41	Harris Corp.[3]	3,290
212	Liberty Media Corp. - Class A*3	8,137
1,288	Millicom International Cellular S.A.	100,485
2,500	Mixi, Inc.	98,103
77,000	PCCW Ltd.	51,263
3,700	Shaw Communications, Inc. - Class B	84,580
8,500	StarHub Ltd.	27,143
13,305	Tele2 A.B. - B Shares	177,458
14,300	Trend Micro, Inc.	483,790
865	Wolters Kluwer N.V.	28,024
		2,314,804
	CONSUMER, CYCLICAL – 12.2%
100	Alimentation Couche-Tard, Inc. - Class B	3,828
100	Canadian Tire Corp. Ltd. - Class A	10,592
9,300	Citizen Holdings Co., Ltd.	73,597
299	Flight Centre Travel Group Ltd.	10,225
6,703	Foot Locker, Inc.[3]	398,493
7,700	Fuji Heavy Industries Ltd.	257,488
6,262	GameStop Corp. - Class A3	241,338
1,826	Harvey Norman Holdings Ltd.	6,332
44	HUGO BOSS A.G.	5,414
715	InterContinental Hotels Group PLC	30,576
2,600	Japan Airlines Co., Ltd.	86,690
1,000	Jean Coutu Group PJC, Inc. - Class A	19,461
122	L Brands, Inc.[3]	10,902
9,300	Magna International, Inc.	468,661
1,200	MGM China Holdings Ltd.	2,265
1,849	Next PLC	207,873
3,200	NOK Corp.	100,561

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
4,223	PACCAR, Inc.[3]	$275,973
10,342	Southwest Airlines Co.[3]	419,472
4,517	Target Corp.[3]	356,075
2	TUI A.G.	37
3,232	United Continental Holdings, Inc.*3	193,080
		3,178,933
	CONSUMER, NON-CYCLICAL – 19.9%
243	AbbVie, Inc.[3]	15,712
4,015	AmerisourceBergen Corp.[3]	458,915
1,239	Amgen, Inc.[3]	195,651
1,164	Archer-Daniels-Midland Co.[3]	56,896
8,350	Avery Dennison Corp.[3]	464,177
912	Biogen Idec, Inc.*3	341,024
1,861	Clorox Co.[3]	197,452
2,301	Dr. Pepper Snapple Group, Inc.[3]	171,609
335	Edenred	8,981
3,091	Edwards Lifesciences Corp.*3	391,475
800	Empire Co., Ltd.	57,800
5,036	Gilead Sciences, Inc.*3	506,168
2,602	Hospira, Inc.*3	227,129
6,394	Johnson & Johnson[3]	634,285
4,397	Laboratory Corp. of America Holdings*3	525,705
815	Merck & Co., Inc.[3]	48,541
73,898	Metcash Ltd.	77,138
561	Robert Half International, Inc.[3]	31,107
234	Sysco Corp.[3]	8,665
7,159	Tyson Foods, Inc. - Class A3	282,781
6,593	Unilever N.V.	287,588
1,667	Unilever PLC	73,068
5,365	Woolworths Ltd.	124,559
		5,186,426
	DIVERSIFIED – 0.5%
2,496	Industrivarden A.B. - C Shares	52,006
10,000	Noble Group Ltd.	6,512
4,000	NWS Holdings Ltd.	6,788
5,500	Swire Pacific Ltd. - A Shares	74,180
		139,486
	ENERGY – 1.9%
3,121	Royal Dutch Shell PLC - A Shares	98,401
3,661	Seadrill Ltd.	46,661
3,933	Tesoro Corp.[3]	337,569
		482,631

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL – 19.4%
69,700	Ascendas Real Estate Investment Trust - REIT	$129,892
6,000	Bank of Yokohama Ltd.	38,079
770	Bendigo & Adelaide Bank Ltd.	7,329
542	Camden Property Trust – REIT[3]	40,693
34,500	CapitaCommercial Trust - REIT	44,111
64,200	CapitaMall Trust - REIT	106,004
139	CNP Assurances	2,498
2,294	Delta Lloyd N.V.	43,441
300	Fairfax Financial Holdings Ltd.	163,862
10,000	Fukuoka Financial Group, Inc.	57,453
217	Gecina S.A. - REIT	29,760
33,400	H&R Real Estate Investment Trust - REIT	640,870
45,000	Hang Lung Properties Ltd.	152,124
5,000	Hysan Development Co., Ltd.	23,103
400	Industrial Alliance Insurance & Financial Services, Inc.	14,558
144,461	Intesa Sanpaolo S.p.A.	439,693
4,435	Investor A.B. - B Shares	180,715
11,500	Kerry Properties Ltd.	46,934
44	Klepierre - REIT	2,134
117,000	Link - REIT	725,744
377	Macerich Co. – REIT[3]	30,824
10,049	MetLife, Inc.[3]	515,413
3,407	Navient Corp.[3]	66,573
5,134	PartnerRe Ltd.[1,3]	657,152
423	Regency Centers Corp. – REIT[3]	26,556
7,200	Resona Holdings, Inc.	38,391
9,600	RioCan Real Estate Investment Trust - REIT	237,593
34,000	Sino Land Co., Ltd.	59,818
100	Sun Life Financial, Inc.	3,200
3,355	Suncorp Group Ltd.	34,694
171	Swiss Prime Site A.G.*	14,992
14,747	UnipolSai S.p.A.	41,267
9,752	Voya Financial, Inc.[3]	412,900
4,000	Wheelock & Co., Ltd.	22,524
		5,050,894
	INDUSTRIAL – 8.2%
2,704	Arrow Electronics, Inc.*3	161,456
1,140	Aurizon Holdings Ltd.	4,352
100	Brother Industries Ltd.	1,591
400	Canadian National Railway Co.	25,827
100	Canadian Pacific Railway Ltd.	19,066
7,300	Casio Computer Co., Ltd.	147,594
50,500	ComfortDelGro Corp. Ltd.	116,991

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
1,045	CSX Corp.[3]	$37,714
316	Dover Corp.[3]	23,927
2,072	Emerson Electric Co.[3]	121,896
3,800	Flextronics International Ltd.*1,3	43,795
9,201	Garmin Ltd.[1,3]	415,793
682	General Dynamics Corp.[3]	93,652
39,200	Japan Display, Inc.*	161,031
8,949	Lend Lease Group	113,070
7,000	Minebea Co., Ltd.	107,332
47	Sika A.G.	161,312
130	TransDigm Group, Inc.[3]	27,577
1,543	Union Pacific Corp.[3]	163,913
361	Waste Management, Inc.[3]	17,880
2,700	West Japan Railway Co.	149,535
603	WorleyParsons Ltd.	5,418
10,900	Yangzijiang Shipbuilding Holdings Ltd.	12,037
		2,132,759
	TECHNOLOGY – 15.5%
126	Apple, Inc.[3]	15,769
1,100	Avago Technologies Ltd.[1,3]	128,568
983	CA, Inc.[3]	31,230
300	Constellation Software, Inc.	117,613
6,762	Electronic Arts, Inc.*3	392,804
22,701	Hewlett-Packard Co.[3]	748,452
844	Intel Corp.[3]	27,472
1,180	Microchip Technology, Inc.[3]	56,233
7,426	Micron Technology, Inc.*3	208,893
8,400	Open Text Corp.	424,421
6,200	Oracle Corp.	283,039
138	Paychex, Inc.[3]	6,678
387	QUALCOMM, Inc.[3]	26,316
28,500	Ricoh Co., Ltd.	294,540
5,788	Seagate Technology PLC[1,3]	339,871
22,400	Seiko Epson Corp.	391,426
2,603	Skyworks Solutions, Inc.[3]	240,127
3,178	VMware, Inc. - Class A*3	279,982
262	Western Digital Corp.[3]	25,608
		4,039,042
	UTILITIES – 4.6%
17,925	Endesa S.A.	355,151
14,826	Enel S.p.A.	70,274
5,412	Entergy Corp.[3]	417,698
1,268	Exelon Corp.[3]	43,137

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
277	Gas Natural SDG S.A.	$6,811
161	RWE A.G.	4,001
6,750	Southern Co.[3]	299,025
2,627	Terna Rete Elettrica Nazionale S.p.A.	12,385
		1,208,482
	TOTAL COMMON STOCKS (Cost $24,345,246)	24,396,902

	RIGHTS – 0.0%
	TECHNOLOGY – 0.0%
300	Constellation Software, Inc.*	89

	TOTAL RIGHTS (Cost $0)	89

	SHORT-TERM INVESTMENTS – 10.6%
2,760,014	Fidelity Institutional Money Market Fund, 0.09%[2]	2,760,014

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,760,014)	2,760,014

	TOTAL INVESTMENTS – 104.2% (Cost $27,105,260)	27,157,005
	Liabilities in Excess of Other Assets – (4.2)%	(1,081,881)
	TOTAL NET ASSETS – 100.0%	$26,075,124

	SECURITIES SOLD SHORT – (30.5)%
	COMMON STOCKS – (30.5)%
	BASIC MATERIALS – (5.5)%
(500)	Agnico Eagle Mines Ltd.	(15,135)
(3,132)	Alumina Ltd.	(3,800)
(2,884)	Anglo American PLC	(48,860)
(2,568)	ArcelorMittal	(27,327)
(17,200)	Barrick Gold Corp.	(223,536)
(8,727)	Freeport-McMoRan, Inc.	(203,077)
(11,730)	Fresnillo PLC	(130,090)
(200)	Goldcorp, Inc.	(3,765)
(4,336)	Iluka Resources Ltd.	(27,630)
(18,000)	Kinross Gold Corp.*	(43,713)
(100)	New Gold, Inc.*	(336)
(12,100)	Silver Wheaton Corp.	(238,690)
(34,900)	Turquoise Hill Resources Ltd.*	(146,369)
(85,200)	Yamana Gold, Inc.	(325,547)
		(1,437,875)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS – (2.6)%
(3)	Amazon.com, Inc.*	$(1,265)
(6,800)	FireEye, Inc.*	(280,840)
(1,987)	Juniper Networks, Inc.	(52,517)
(22)	LinkedIn Corp. - Class A*	(5,547)
(42)	Netflix, Inc.*	(23,373)
(11,650)	Telefonica Deutschland Holding A.G.	(72,201)
(5,945)	Twitter, Inc.*	(231,617)
		(667,360)
	CONSUMER, CYCLICAL – (2.6)%
(300)	Nintendo Co., Ltd.	(50,370)
(6,300)	Restaurant Brands International, Inc.	(257,065)
(1,584)	Tesla Motors, Inc.*	(358,063)
		(665,498)
	CONSUMER, NON-CYCLICAL – (0.7)%
(191)	BioMarin Pharmaceutical, Inc.*	(21,402)
(900)	Ono Pharmaceutical Co., Ltd.	(97,541)
(2,000)	Toyo Suisan Kaisha Ltd.	(69,981)
(47)	Vertex Pharmaceuticals, Inc.*	(5,794)
		(194,718)
	ENERGY – (13.9)%
(473)	Anadarko Petroleum Corp.	(44,509)
(4,985)	Antero Resources Corp.*	(220,885)
(6,513)	Apache Corp.	(445,489)
(1,182)	BG Group PLC	(21,409)
(7,625)	BP PLC	(54,991)
(13,668)	Cabot Oil & Gas Corp.	(462,252)
(2,875)	Cheniere Energy, Inc.*	(219,909)
(30,302)	Cobalt International Energy, Inc.*	(324,232)
(533)	CONSOL Energy, Inc.	(17,312)
(1,102)	Continental Resources, Inc.*	(57,998)
(137)	Energen Corp.	(9,750)
(993)	Halliburton Co.	(48,607)
(1,800)	Imperial Oil Ltd.	(79,340)
(12,582)	Lundin Petroleum A.B.*	(203,661)
(1,300)	MEG Energy Corp.*	(25,074)
(20,806)	Nabors Industries Ltd.[1]	(347,460)
(642)	Occidental Petroleum Corp.	(51,424)
(8,400)	Paramount Resources Ltd. - Class A*	(248,484)
(11,990)	QEP Resources, Inc.	(269,775)
(3,086)	Schlumberger Ltd.[1]	(291,967)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(4,977)	Whiting Petroleum Corp.*	$(188,678)
		(3,633,206)
	FINANCIAL – (2.0)%
(12,900)	Acom Co., Ltd.*	(42,833)
(2,465)	Erste Group Bank A.G.	(69,595)
(9,640)	Hudson City Bancorp, Inc.	(89,652)
(486)	Realogy Holdings Corp.*	(23,041)
(38,617)	Westfield Corp. - REIT	(287,102)
		(512,223)
	INDUSTRIAL – (2.2)%
(14,068)	Alstom S.A.*	(441,932)
(400)	FANUC Corp.	(87,985)
(3,891)	James Hardie Industries PLC	(44,689)
		(574,606)
	TECHNOLOGY – (0.4)%
(1,582)	Rackspace Hosting, Inc.*	(85,270)
(263)	Workday, Inc. - Class A*	(23,988)
		(109,258)
	UTILITIES – (0.6)%
(5,795)	NRG Energy, Inc.	(146,266)

	TOTAL COMMON STOCKS (Proceeds $7,388,143)	(7,941,010)

	TOTAL SECURITIES SOLD SHORT (Proceeds $7,388,143)	$(7,941,010)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	19.9%
Financial	19.4%
Technology	15.5%
Consumer, Cyclical	12.2%
Communications	8.9%
Industrial	8.2%
Utilities	4.6%
Basic Materials	2.5%
Energy	1.9%
Diversified	0.5%
Total Common Stocks	93.6%
Rights	0.0%
Short-Term Investments	10.6%
Total Investments	104.2%
Liabilities in Excess of Other Assets	(4.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 94.3%
16,485,758	Federated Prime Value Obligations Fund, 0.10%[1]	$16,485,758

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,485,758)	16,485,758

	TOTAL INVESTMENTS – 94.3% (Cost $16,485,758)	16,485,758
	Other Assets in Excess of Liabilities – 5.7%	993,357

	TOTAL NET ASSETS – 100.0%	$17,479,115

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)

47	CAC 40 Index	May 2015	$2,701,481	$2,645,267	$(56,214)
8	DAX Index	June 2015	2,656,618	2,580,171	(76,447)
115	Euro Stoxx 50 Index	June 2015	4,718,569	4,607,231	(111,338)
24	FTSE 100 Index	June 2015	2,547,510	2,552,510	5,000
21	Russell 2000 Mini Index	June 2015	2,624,864	2,554,440	(70,424)
50	E-Mini S&P 500 Index	June 2015	5,198,065	5,197,250	(815)
13	E-Mini S&P MidCap 400 Index	June 2015	1,974,459	1,945,450	(29,009)

TOTAL FUTURES CONTRACTS			$22,421,566	$22,082,319	$(339,247)

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	94.3%
Total Investments	94.3%
Other Assets in Excess of Liabilities	5.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 23.5%
	BASIC MATERIALS – 4.9%
33,168	Cia Siderurgica Nacional S.A. - ADR[1]	$89,222
1,317	EI du Pont de Nemours & Co.	96,404
4,418	Freeport-McMoRan, Inc.	102,807
800	LyondellBasell Industries N.V. - Class A1	82,816
2,009	Materion Corp.	80,340
6,120	Mercer International, Inc.*	87,516
2,067	Southern Copper Corp.	67,343
25,474	Vale S.A. - ADR[1]	195,640
		802,088
	COMMUNICATIONS – 3.9%
362	Equinix, Inc.	92,647
396	F5 Networks, Inc.*	48,320
1,200	Harris Corp.	96,288
230	Netflix, Inc.*	127,995
672	Nippon Telegraph & Telephone Corp. - ADR[1]	22,633
2,436	SINA Corp.*1	107,172
2,388	T-Mobile US, Inc.*	81,287
1,848	Twitter, Inc.*	71,998
		648,340
	CONSUMER, CYCLICAL – 2.6%
880	Coach, Inc.	33,625
2,531	Delta Air Lines, Inc.	112,984
1,585	HD Supply Holdings, Inc.*	52,305
1,742	Mobileye N.V.*1	78,146
479	Visteon Corp.*	48,571
1,162	Yum! Brands, Inc.	99,885
		425,516
	CONSUMER, NON-CYCLICAL – 2.5%
1,026	Abbott Laboratories	47,627
771	AbbVie, Inc.	49,853
479	Aetna, Inc.	51,191
288	AmerisourceBergen Corp.	32,918
1,086	Mastercard, Inc. - Class A	97,968
723	Mylan, Inc.*1	52,244
467	Novartis A.G. - ADR[1]	47,540
558	St. Jude Medical, Inc.	39,088
		418,429
	FINANCIAL – 5.9%
2,472	Carlyle Group LP	74,630
2,906	Cathay General Bancorp	83,054
2,090	CBRE Group, Inc. - Class A*	80,131
8,748	Itau Unibanco Holding S.A. - ADR[1]	112,149

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,188	Macerich Co. - REIT	$97,131
3,715	MGIC Investment Corp.*	38,710
7,284	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	51,716
12,881	Mizuho Financial Group, Inc. - ADR[1]	49,205
1,531	Oaktree Capital Group LLC	81,878
9,200	Sumitomo Mitsui Financial Group, Inc. - ADR[1]	80,868
4,276	UBS Group A.G.*1	85,819
1,483	Visa, Inc. - Class A	97,952
1,196	XL Group PLC[1]	44,348
		977,591
	INDUSTRIAL – 2.5%
4,749	ABB Ltd. – ADR*1	103,386
660	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR*1	95,416
3,527	Koninklijke Philips Electronics N.V.[1]	100,907
606	PerkinElmer, Inc.	31,064
382	Rockwell Collins, Inc.	37,180
351	Waters Corp.*	43,942
		411,895
	TECHNOLOGY – 1.2%
734	Lam Research Corp.	55,476
495	Tableau Software, Inc. - Class A*	48,431
1,102	VMware, Inc. - Class A*	97,086
		200,993
	TOTAL COMMON STOCKS (Cost $3,813,651)	3,884,852

	EXCHANGE-TRADED FUNDS – 59.7%
9,418	Consumer Discretionary Select Sector SPDR Fund	709,270
8,342	Consumer Staples Select Sector SPDR Fund	403,503
1,046	CurrencyShares Australian Dollar Trust	82,927
8,102	Health Care Select Sector SPDR Fund	580,751
3,734	Industrial Select Sector SPDR Fund	207,722
1,154	iShares MSCI Chile Capped ETF	48,722
19,726	iShares MSCI EAFE ETF	1,311,976
12,499	iShares MSCI Emerging Markets ETF	535,957
4,934	iShares MSCI Germany ETF	146,145
6,890	iShares MSCI Japan ETF	88,605
2,275	iShares MSCI Spain Capped ETF	81,718
4,997	iShares MSCI Taiwan ETF	82,151
29,818	iShares Russell 2000 ETF	3,612,749
9,429	SPDR S&P 500 ETF Trust[2]	1,966,135

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,898,921)	9,858,331

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.4%
	CALL OPTIONS – 0.4%
	International Business Machines Corp.
3	Exercise Price: $165.00, Expiration Date: May 16, 2015	$1,950
8	Exercise Price: $170.00, Expiration Date: May 16, 2015	2,216
	iShares Russell 2000 ETF
180	Exercise Price: $122.00, Expiration Date: May 16, 2015	23,940
	PowerShares QQQ Trust, Series 1
339	Exercise Price: $109.00, Expiration Date: May 16, 2015	24,408
	SPDR S&P 500 ETF Trust
88	Exercise Price: $210.00, Expiration Date: May 16, 2015	13,640

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $75,590)	66,154

Number of Shares

	SHORT-TERM INVESTMENTS – 19.0%
3,143,038	Fidelity Institutional Money Market Fund, 0.09%[3]	3,143,038

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,143,038)	3,143,038

	TOTAL INVESTMENTS – 102.6% (Cost $16,931,200)	16,952,375
	Liabilities in Excess of Other Assets – (2.6)%	(427,768)

	TOTAL NET ASSETS – 100.0%	$16,524,607

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Macro Opportunity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	5.9%
Basic Materials	4.9%
Communications	3.9%
Consumer, Cyclical	2.6%
Consumer, Non-cyclical	2.5%
Industrial	2.5%
Technology	1.2%
Total Common Stocks	23.5%
Exchange-Traded Funds	59.7%
Purchased Options Contracts	0.4%
Short-Term Investments	19.0%
Total Investments	102.6%
Liabilities in Excess of Other Assets	(2.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.2%
	BASIC MATERIALS – 3.9%
100	Airgas, Inc.[1]	$10,128
90	Monsanto Co.[1]	10,257
233	Mosaic Co.	10,252
36	Sherwin-Williams Co.[1]	10,008
		40,645
	COMMUNICATIONS – 6.0%
178	Comcast Corp. - Class A1	10,281
110	Expedia, Inc.	10,365
130	Facebook, Inc. - Class A*	10,240
—**	Google, Inc. - Class C*1	26
127	Harris Corp.	10,191
127	TripAdvisor, Inc.*1	10,222
162	VeriSign, Inc.*	10,289
		61,614
	CONSUMER, CYCLICAL – 32.7%
213	American Airlines Group, Inc.	10,285
15	AutoZone, Inc.*	10,090
145	Bed Bath & Beyond, Inc.*	10,217
296	Best Buy Co., Inc.[1]	10,256
234	Carnival Corp.[2]	10,289
16	Chipotle Mexican Grill, Inc.*1	9,941
71	Costco Wholesale Corp.	10,156
123	Delphi Automotive PLC[2]	10,209
140	Dollar General Corp.	10,179
134	Dollar Tree, Inc.*1	10,239
266	GameStop Corp. - Class A1	10,252
259	Gap, Inc.	10,267
114	Genuine Parts Co.	10,243
182	Harley-Davidson, Inc.[1]	10,230
95	Home Depot, Inc.[1]	10,163
144	Kohl's Corp.	10,318
115	L Brands, Inc.	10,276
240	Leggett & Platt, Inc.	10,193
148	Lowe's Cos., Inc.	10,191
159	Macy's, Inc.[1]	10,276
166	Michael Kors Holdings Ltd.*1, 2	10,269
268	Newell Rubbermaid, Inc.	10,219
136	Nordstrom, Inc.[1]	10,276
76	Ralph Lauren Corp.[1]	10,139
103	Ross Stores, Inc.[1]	10,185
151	Royal Caribbean Cruises Ltd.[2]	10,277
253	Southwest Airlines Co.[1]	10,262
130	Target Corp.	10,248

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
159	TJX Cos., Inc.	$10,262
118	Tractor Supply Co.[1]	10,155
256	Urban Outfitters, Inc.*	10,250
132	Wal-Mart Stores, Inc.[1]	10,303
120	Wyndham Worldwide Corp.	10,248
		337,363
	CONSUMER, NON-CYCLICAL – 29.8%
275	ADT Corp.	10,340
61	Alexion Pharmaceuticals, Inc.*1	10,323
206	Altria Group, Inc.[1]	10,310
65	Amgen, Inc.	10,264
27	Biogen Idec, Inc.*1	10,096
61	C.R. Bard, Inc.	10,161
230	Campbell Soup Co.	10,283
128	Cintas Corp.[1]	10,234
96	Clorox Co.	10,186
255	Coca-Cola Co.[1]	10,343
125	Danaher Corp.[1]	10,235
203	DENTSPLY International, Inc.[1]	10,353
138	Dr. Pepper Snapple Group, Inc.	10,292
81	Edwards Lifesciences Corp.*	10,259
340	H&R Block, Inc.[1]	10,282
139	HCA Holdings, Inc.*	10,287
189	Hormel Foods Corp.	10,272
20	Intuitive Surgical, Inc.*	9,920
163	Kellogg Co.	10,323
122	Kraft Foods Group, Inc.	10,340
149	Kroger Co.	10,268
136	McCormick & Co., Inc.	10,241
107	Mead Johnson Nutrition Co.	10,263
140	Molson Coors Brewing Co. - Class B	10,291
108	PepsiCo, Inc.	10,273
130	Procter & Gamble Co.[1]	10,336
140	Reynolds American, Inc.[1]	10,262
91	UnitedHealth Group, Inc.	10,137
217	Whole Foods Market, Inc.[1]	10,364
231	Zoetis, Inc.	10,261
		307,799
	FINANCIAL – 1.0%
54	Public Storage - REIT	10,147

	INDUSTRIAL – 13.9%
65	3M Co.	10,165

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
186	Amphenol Corp. - Class A	$10,299
160	C.H. Robinson Worldwide, Inc.[1]	10,302
491	Corning, Inc.[1]	10,277
225	Expeditors International of Washington, Inc.[1]	10,312
227	Garmin Ltd.[1,2]	10,258
109	Illinois Tool Works, Inc.	10,200
100	Kansas City Southern[1]	10,249
88	L-3 Communications Holdings, Inc.	10,112
66	Northrop Grumman Corp.	10,167
86	Parker Hannifin Corp.[1]	10,265
77	Stericycle, Inc.*	10,274
97	Union Pacific Corp.[1]	10,304
207	Waste Management, Inc.[1]	10,253
		143,437
	TECHNOLOGY – 11.9%
250	Altera Corp.	10,420
523	Applied Materials, Inc.[1]	10,350
182	Autodesk, Inc.*1	10,343
87	Avago Technologies Ltd.[2]	10,169
175	Cognizant Technology Solutions Corp. - Class A*	10,244
80	Dun & Bradstreet Corp.	10,214
216	Microchip Technology, Inc.	10,293
213	Paychex, Inc.[1]	10,307
153	SanDisk Corp.[1]	10,242
111	Skyworks Solutions, Inc.	10,240
189	Texas Instruments, Inc.	10,246
106	Western Digital Corp.[1]	10,360
		123,428
	TOTAL COMMON STOCKS (Cost $1,049,162)	1,024,433

	SHORT-TERM INVESTMENTS – 11.2%
116,199	Fidelity Institutional Money Market Fund, 0.09%[3]	116,199

	TOTAL SHORT-TERM INVESTMENTS (Cost $116,199)	116,199

	TOTAL INVESTMENTS – 110.4% (Cost $1,165,361)	1,140,632

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (10.4)%	$(107,427)

	TOTAL NET ASSETS – 100.0%	$1,033,205

	SECURITIES SOLD SHORT – (84.7)%
	EXCHANGE-TRADED FUNDS – (84.7)%
(4,198)	SPDR S&P 500 ETF Trust	$(875,367)

	TOTAL SECURITIES SOLD SHORT (Proceeds $863,884)	$(875,367)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
**	Fractional shares.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Market Neutral Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	32.7%
Consumer, Non-cyclical	29.8%
Industrial	13.9%
Technology	11.9%
Communications	6.0%
Basic Materials	3.9%
Financial	1.0%
Total Common Stocks	99.2%
Short-Term Investments	11.2%
Total Investments	110.4%
Liabilities in Excess of Other Assets	(10.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Long/Short Equity Fund	361 Global Managed Futures Strategy Fund	361 Global Macro Opportunity Fund	361 Market Neutral Fund
Assets:
Investments, at cost	$692,555,985	$27,105,260	$16,485,758	$16,855,610	$1,165,361
Purchased options contracts, at cost	-	-	-	75,590	-
Foreign currency, at cost	-	51,081	360,224	-	-
Investments, at value	$691,667,922	$27,157,005	$16,485,758	$16,886,221	$1,140,632
Purchased options contracts, at value	-	-	-	66,154	-
Foreign currency, at value	-	52,414	368,524	-	-
Cash	34,174	4,420	-	-	736
Cash deposited with brokers for securities sold short and
futures contracts	-	6,787,892	946,044	-	784,555
Receivables:
Investment securities sold	-	-	-	2,808,442	616,247
Fund shares sold	3,617,907	22,633	22,700	-	-
Dividends and interest	627,697	44,647	1,228	3,552	1,019
Unrealized appreciation on open futures contracts	17,269	-	5,000	-	-
Due from Advisor	-	-	-	-	19,210
Prepaid expenses	31,632	35,101	36,836	36,334	16,363
Prepaid offering costs	-	15,024	-	6,145	-
Other assets	17,686	-	568	-	-
Total assets	696,014,287	34,119,136	17,866,658	19,806,848	2,578,762

Liabilities:
Securities sold short, proceeds	$-	$7,388,144	$-	$-	$863,884
Securities sold short, at value	$-	$7,941,010	$-	$-	$875,367
Due to custodian	17,686	-	-	-	-
Payables:
Investment securities purchased	-	-	-	3,078,134	612,345
Fund shares redeemed	302,522	676	-	522	-
Unrealized depreciation on open futures contracts	172,693	-	344,247	-	-
Cash due to broker for securities sold short and
futures contracts	-	-	-	146,245	-
Advisory fees	830,499	53,729	4,422	3,085	-
Sub-advisory fees	41,515	-	-	-	-
Shareholder servicing fees (Note 8)	78,336	4,604	1,225	2,605	1,690
Distribution fees (Note 7)	33,316	854	1,559	86	12
Fund administration fees	66,413	2,038	3,048	5,721	5,877
Transfer agent fees and expenses	65,644	6,321	6,645	4,825	10,144
Fund accounting fees	30,302	9,229	7,200	10,335	13,396
Custody fees	9,530	2,926	3,980	12,030	11,899
Auditing fees	8,162	7,208	7,407	9,492	9,354
Trustees' fees and expenses	2,882	548	799	1,718	1,012
Chief Compliance Officer fees	1,037	861	209	1,290	984
Dividends and interest on securities sold short	-	4,873	-	-	255
Variation margin payable	-	-	2,763	-	-
Accrued other expenses	11,991	9,135	4,039	6,153	3,222
Total liabilities	1,672,528	8,044,012	387,543	3,282,241	1,545,557

Net Assets	$694,341,759	$26,075,124	$17,479,115	$16,524,607	$1,033,205

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$664,907,142	$26,628,989	$20,907,470	$16,950,268	$1,348,267
Accumulated net investment loss	(4,286,416)	(20,672)	(741,060)	(49,910)	(25,522)
Accumulated net realized gain (loss) on investments,
purchased options contracts, futures contracts, securities
sold short and foreign currency transactions	34,764,520	(33,725)	(2,353,585)	(396,926)	(253,328)
Net unrealized appreciation (depreciation) on:
Investments	(888,063)	51,745	-	30,611	(24,729)
Purchased options contracts	-	-	-	(9,436)	-
Futures contracts	(155,424)	-	(339,247)	-	-
Securities sold short	-	(552,866)	-	-	(11,483)
Foreign currency translations	-	1,653	5,537	-	-
Net Assets	$694,341,759	$26,075,124	$17,479,115	$16,524,607	$1,033,205

Maximum Offering Price per Share:
Investor Class Shares*:
Net assets applicable to shares outstanding	$164,665,973	$4,239,046	$7,490,731	$389,013	$60,610
Shares of beneficial interest issued and outstanding	14,215,070	428,085	770,863	40,675	7,349
Redemption price per share	11.58	9.90	9.72	9.56	8.25

Class I Shares:
Net assets applicable to shares outstanding	$529,675,786	$20,706,370	$9,988,384	$16,135,594	$972,595
Shares of beneficial interest issued and outstanding	45,360,997	2,089,635	1,024,704	1,683,304	116,654
Redemption price per share	$11.68	$9.91	$9.75	$9.59	$8.34

Class Y Shares:
Net assets applicable to shares outstanding	$-	$1,129,708	$-	$-	$-
Shares of beneficial interest issued and outstanding	-	113,952	-	-	-
Redemption price per share	$-	$9.91	$-	$-	$-

*	The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended April 30, 2015 (Unaudited)

	361 Managed Futures Strategy Fund	361 Global Long/Short Equity Fund[1]	361 Global Managed Futures Strategy Fund	361 Global Macro Opportunity Fund	361 Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $4,989, $0, $486 and $14, respectively)	$-	$70,146	$-	$71,388	$13,853
Interest	1,679,002	378	5,896	1,423	62
Total investment income	1,679,002	70,524	5,896	72,811	13,915

Expenses:
Advisory fees	4,657,475	46,781	205,536	70,726	10,324
Shareholder servicing fees (Note 8)	299,409	4,936	12,288	2,623	1,246
Sub-advisory fees	233,126	-	-	-	-
Fund administration fees	212,626	10,062	16,094	16,123	21,105
Distribution fees (Note 7)	195,390	1,444	9,169	511	91
Transfer agent fees and expenses	126,632	12,322	17,451	13,704	17,882
Shareholder reporting fees	77,194	1,772	9,870	4,228	2,910
Fund accounting fees	62,252	17,766	19,286	18,854	29,875
Registration fees	57,699	18,080	17,401	20,238	17,852
Custody fees	25,839	7,258	8,117	27,665	25,856
Miscellaneous	14,418	8,897	4,174	2,681	4,505
Legal fees	11,309	12,939	8,246	10,811	7,459
Auditing fees	8,144	7,208	6,344	9,454	9,935
Interest expense	7,764	19,225	2,029	822	7,274
Trustees' fees and expenses	5,252	2,152	3,252	4,002	3,382
Chief Compliance Officer fees	2,480	4,008	3,387	3,811	3,980
Insurance fees	643	195	199	49	595
Dividends on securities sold short	-	7,999	-	-	9,634
Offering costs	-	10,136	5,445	10,838	-

Total expenses	5,997,652	193,180	348,288	217,140	173,905
Advisory/sub-advisory fees waived	(32,234)	(46,781)	(60,200)	(70,726)	(10,324)
Other expenses absorbed	-	(55,203)	-	(37,576)	(130,881)
Net expenses	5,965,418	91,196	288,088	108,838	32,700
Net investment loss	(4,286,416)	(20,672)	(282,192)	(36,027)	(18,785)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Futures Contracts,
Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	-	(9,311)	-	(140,381)	(68,350)
Purchased options contracts	-	-	-	13,969	-
Futures contracts	34,767,636	-	(126,265)	(47,570)	(10,949)
Securities sold short	-	(18,329)	-	(2,838)	(175,163)
Foreign currency transactions	-	(6,085)	(25,251)	4,071	-
Net realized gain (loss)	34,767,636	(33,725)	(151,516)	(172,749)	(254,462)
Net change in unrealized appreciation/depreciation on:
Investments	(571,127)	29,624	-	(154,529)	31,603
Purchased options contracts	-	-	-	(9,436)	-
Futures contracts	(155,424)	-	(144,891)	11,032	17,953
Securities sold short	-	(552,866)	-	-	137,752
Foreign currency translations	-	1,653	12,216	(367)	-
Net change in unrealized appreciation/depreciation	(726,551)	(521,589)	(132,675)	(153,300)	187,308
Net realized and unrealized gain (loss) on investments, purchased options contracts, futures contracts, securities sold short and foreign currency	34,041,085	(555,314)	(284,191)	(326,049)	(67,154)

Net Increase (Decrease) in Net Assets from Operations	$29,754,669	$(575,986)	$(566,383)	$(362,076)	$(85,939)

[1]	The Global Long/Short Equity Fund commenced operations on December 12, 2014.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(4,286,416)	$(9,707,833)
Net realized gain on investments and futures contracts	34,767,636	24,995,863
Capital gain distributions from portfolio funds	-	68,196
Net change in unrealized appreciation/depreciation on investments
and futures contracts	(726,551)	(67,294)
Net increase in net assets resulting from operations	29,754,669	15,288,932

Distributions to Shareholders:
From net realized gain:
Investor Class*	(3,957,428)	(6,370,168)
Class I	(11,405,152)	(10,890,284)
Total distributions to shareholders	(15,362,580)	(17,260,452)

Capital Transactions:
Net proceeds from shares sold:
Investor Class*	38,424,216	124,000,317
Class I	145,209,746	322,673,670
Reinvestment of distributions:
Investor Class*	3,189,630	5,672,574
Class I	9,675,518	8,750,755
Cost of shares redeemed:
Investor Class*	(39,025,743)	(143,085,806)	[1]
Class I	(101,707,245)	(157,651,587)	[2]
Net increase in net assets from capital transactions	55,766,122	160,359,923

Total increase in net assets	70,158,211	158,388,403

Net Assets:
Beginning of period	624,183,548	465,795,145
End of period	$694,341,759	$624,183,548

Accumulated net investment income (loss)	$(4,286,416)	$-

Capital Share Transactions:
Shares sold:
Investor Class*	3,362,292	11,106,036
Class I	12,580,482	28,785,748
Shares reinvested:
Investor Class*	285,298	513,820
Class I	859,282	788,357
Shares redeemed:
Investor Class*	(3,421,499)	(12,860,260)
Class I	(8,885,371)	(14,054,815)
Net increase in capital share transactions	4,780,484	14,278,886

*	Financial information for the Year Ended October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
[1]	Net of redemption fee proceeds of $99,473.
[2]	Net of redemption fee proceeds of $64,982.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 12, 2014* through April 30, 2015 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(20,672)
Net realized loss on investments, securities sold short and foreign currency	(33,725)
Net change in unrealized appreciation/depreciation on investments,
securities sold short and foreign currency	(521,589)
Net decrease in net assets resulting from operations	(575,986)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	4,552,750
Class I	21,933,350
Class Y	494,885
Reorganization	644,131
Cost of shares redeemed:
Investor Class	(196,451)
Class I	(777,555)
Net increase in net assets from capital transactions	26,651,110

Total increase in net assets	26,075,124

Net Assets:
Beginning of period	-
End of period	$26,075,124

Accumulated net investment loss	$(20,672)

Capital Share Transactions:
Shares sold:
Investor Class	447,663
Class I	2,166,775
Class Y	49,539
Reorganization	64,413
Shares redeemed:
Investor Class	(19,578)
Class I	(77,140)
Net increase in capital share transactions	2,631,672

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period February 12, 2014** through October 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(282,192)	$(478,405)
Net realized loss on futures contracts and foreign currency	(151,516)	(2,209,794)
Net change in unrealized appreciation/depreciation on futures contracts
and foreign currency	(132,675)	(201,035)
Net decrease in net assets resulting from operations	(566,383)	(2,889,234)

Capital Transactions:
Net proceeds from shares sold:
Investor Class*	2,029,437	11,869,827
Class I	3,800,593	41,303,222
Cost of shares redeemed:
Investor Class*	(3,745,124)	(2,079,373)	[1]
Class I	(24,071,406)	(8,172,444)	[2]
Net increase (decrease) in net assets from capital transactions	(21,986,500)	42,921,232

Total increase (decrease) in net assets	(22,552,883)	40,031,998

Net Assets:
Beginning of period	40,031,998	-
End of period	$17,479,115	$40,031,998

Accumulated net investment loss	$(741,060)	$(458,868)

Capital Share Transactions:
Shares sold:
Investor Class*	212,509	1,153,962
Class I	397,337	4,001,833
Shares redeemed:
Investor Class*	(387,154)	(208,454)
Class I	(2,545,448)	(829,018)
Net increase (decrease) in capital share transactions	(2,322,756)	4,118,323

*	Financial information for the Year Ended October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Net of redemption fee proceeds of $696.
[2]	Net of redemption fee proceeds of $4,135.

See accompanying Notes to Financial Statements.

361 Global Macro Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period June 30, 2014** through October 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(36,027)	$(19,362)
Net realized loss on investments, purchased options contracts,
futures contracts, securities sold short and foreign currency	(172,749)	(224,014)
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts, futures contracts and foreign currency	(153,300)	174,475
Net decrease in net assets resulting from operations	(362,076)	(68,901)

Capital Transactions:
Net proceeds from shares sold:
Investor Class*	180,287	306,606
Class I	8,114,023	8,646,653
Cost of shares redeemed:
Investor Class*	(75,156)	(4,923)	[1]
Class I	(211,906)	-
Net increase in net assets from capital transactions	8,007,248	8,948,336

Total increase in net assets	7,645,172	8,879,435

Net Assets:
Beginning of period	8,879,435	-
End of period	$16,524,607	$8,879,435

Accumulated net investment loss	$(49,910)	$(13,883)

Capital Share Transactions:
Shares sold:
Investor Class*	18,233	30,654
Class I	826,818	878,231
Shares redeemed:
Investor Class*	(7,703)	(509)
Class I	(21,745)	-
Net increase in capital share transactions	815,603	908,376

*	Financial information for the Year Ended October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Net of redemption fee proceeds of $0.

See accompanying Notes to Financial Statements.

361 Market Neutral Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(18,785)	$(55,858)
Net realized gain (loss) on investments, futures contracts and securities
sold short	(254,462)	150,844
Net change in unrealized appreciation/depreciation on investments,
futures contracts and securities sold short	187,308	(52,191)
Net increase (decrease) in net assets resulting from operations	(85,939)	42,795

Distributions to Shareholders:
From net realized gain:
Investor Class*	(2,198)	(67,424)
Class I	(53,465)	(287,211)
Total distributions to shareholders	(55,663)	(354,635)

Capital Transactions:
Net proceeds from shares sold:
Investor Class*	780	166,028
Class I	175,379	1,432,727
Reinvestment of distributions:
Investor Class*	2,198	61,586
Class I	53,465	287,211
Cost of shares redeemed:
Investor Class*	(56,592)	(768,749)	[1]
Class I	(1,483,805)	(1,836,848)
Net decrease in net assets from capital transactions	(1,308,575)	(658,045)

Total decrease in net assets	(1,450,177)	(969,885)

Net Assets:
Beginning of period	2,483,382	3,453,267
End of period	$1,033,205	$2,483,382

Accumulated net investment loss	$(25,522)	$(6,737)

Capital Share Transactions:
Shares sold:
Investor Class*	94	17,866
Class I	21,109	154,726
Shares reinvested.:
Investor Class*	266	7,087
Class I	6,418	32,825
Shares redeemed:
Investor Class*	(6,641)	(87,971)
Class I	(176,424)	(209,886)
Net decrease in capital share transactions	(155,178)	(85,353)

*	Financial information for the Year Ended October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
[1]	Net of redemption fee proceeds of $28.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Period December 12, 2014* through April 30, 2015 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	(575,986)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Cash received in connection with reorganization of private fund (Note 1)	195,442
Purchase of investment securities	(28,935,816)
Proceeds from sale of investment securities	5,219,862
Proceeds from short sale	8,367,177
Closed short transactions	(1,193,740)
Increase in foreign currency	(52,129)
Purchase of short-term investment, net	(2,760,014)
Increase in cash deposited with broker for securities sold short	(6,787,892)
Increase in dividends and interest receivables	(43,877)
Increase in other assets	(50,125)
Increase in dividends on securities sold short payable	4,873
Increase in Advisory and Subadvisory fees	53,729
Increase in accrued expenses	43,725
Increase in Amortization	1
Net realized loss on investments	20,937
Net change in unrealized appreciation/depreciation on securities	523,242
Net cash used for operating activities	(25,970,591)
Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	26,948,342
Redemption of shares	(973,331)
Net cash provided by financing activities	25,975,011

Net Increase in Cash	4,420

Cash:
Beginning balance	-
Ending balance	4,420

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2015 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(85,939)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(4,970,427)
Proceeds from sale of investment securities	6,209,302
Proceeds from short sale	698,856
Closed short transactions	(1,396,758)
Sale of short-term investment, net	34,312
Decrease in deposits with brokers for securities sold short and futures contracts	838,290
Decrease in receivables for securities sold	986,684
Decrease in dividends and interest receivables	85
Decrease in other assets	3,011
Decrease in payables for securities purchased	(938,466)
Increase in payables for interest on securities sold short	255
Increase in payables for accrued expenses	14,494
Net realized loss on investments	243,541
Net change in unrealized appreciation/depreciation on securities	(187,308)
Net cash provided by operating activities	1,449,932

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	176,159
Redemption of shares, net of redemption fees	(1,626,526)
Net cash used for financing activities	(1,450,367)

Net Decrease in Cash	(435)

Cash:
Beginning balance	1,171
Ending balance	$736

Non cash financing activities not included herein consist of $55,633 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013	For the Period December 20, 2011** through October 31, 2012
Net asset value, beginning of period	$11.34		$11.47	$10.43	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)		(0.20)	(0.20)	(0.18)
Net realized and unrealized gain on investments	0.62		0.46	1.24	0.61
Total from investment operations	0.53		0.26	1.04	0.43

Less Distributions:
From net realized gain	(0.29)		(0.40)	(0.01)	-

Redemption fee proceeds[1]	-		0.01	0.01	-	[2]

Net asset value, end of period	$11.58		$11.34	$11.47	$10.43

Total return[3]	4.78%	[4]	2.47%	10.09%	4.30%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$164,666		$158,570	$174,619	$32,795

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.12%	[5]	2.04%	2.12%	2.53%	[5]
After fees waived and expenses absorbed	2.11%	[5]	2.03%	2.14%	2.40%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.58)%	[5]	(1.82)%	(1.78)%	(2.08)%	[5]
After fees waived and expenses absorbed	(1.57)%	[5]	(1.81)%	(1.80)%	(1.95)%	[5]

Portfolio turnover rate	6%	[4]	96%	0%	2%	[4]

*	Financial information from December 20, 2011 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$11.41		$11.51		$10.45		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)		(0.18)		(0.17)		(0.15)
Net realized and unrealized gain on investments	0.63		0.48		1.24		0.60
Total from investment operations	0.56		0.30		1.07		0.45

Less Distributions:
From net realized gain	(0.29)		(0.40)		(0.01)		-

Redemption fee proceeds[1]	-		-	[2]	-	[2]	-	[2]

Net asset value, end of period	$11.68		$11.41		$11.51		$10.45

Total return[3]	5.02%	[4]	2.73%		10.26%		4.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$529,676		$465,614		$291,176		$61,961

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.87%	[5]	1.80%		1.87%		2.28%	[5]
After fees waived and expenses absorbed	1.86%	[5]	1.79%		1.89%		2.15%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.33)%	[5]	(1.58)%		(1.53)%		(1.82)%	[5]
After fees waived and expenses absorbed	(1.32)%	[5]	(1.57)%		(1.55)%		(1.69)%	[5]

Portfolio turnover rate	6%	[4]	96%		0%		2%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period December 12, 2014* through April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	(0.10)

Net asset value, end of period	$9.90

Total return[2]	(1.00)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,239

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.39%	[4]
After fees waived and expenses absorbed	2.66%	[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.51)%	[4]
After fees waived and expenses absorbed	(0.78)%	[4]

Portfolio turnover rate	54%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period December 12, 2014* through April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized loss on investments	(0.07)
Total from investment operations	(0.09)

Net asset value, end of period	$9.91

Total return[2]	(0.90)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,706

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.14%	[4]
After fees waived and expenses absorbed	2.41%	[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.26)%	[4]
After fees waived and expenses absorbed	(0.53)%	[4]

Portfolio turnover rate	54%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class Y

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period December 12, 2014* through April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized loss on investments	(0.08)
Total from investment operations	(0.09)

Net asset value, end of period	$9.91

Total return[2]	(0.90)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,130

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	4.99%	[4]
After fees waived and expenses absorbed	2.26%	[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.11)%	[4]
After fees waived and expenses absorbed	(0.38)%	[4]

Portfolio turnover rate	54%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period February 12, 2014** through October 31, 2014
Net asset value, beginning of period	$9.71		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.16)
Net realized and unrealized gain (loss) on investments	0.11		(0.13)
Total from investment operations	0.01		(0.29)

Redemption fee proceeds[1]	-		-	[2]

Net asset value, end of period	$9.72		$9.71

Total return[3]	0.10%	[4]	(2.90)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,491		$9,177

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.62%	[5]	2.60%	[5]
After fees waived and expenses absorbed	2.19%	[5]	2.24%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(2.58)%	[5]	(2.59)%	[5]
After fees waived and expenses absorbed	(2.15)%	[5]	(2.23)%	[5]

Portfolio turnover rate	0%	[4]	0%	[4]

*	Financial information from February 12, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period February 12, 2014* through October 31, 2014
Net asset value, beginning of period	$9.72		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)		(0.15)
Net realized and unrealized gain (loss) on investments	0.12		(0.13)
Total from investment operations	0.03		(0.28)

Redemption fee proceeds[1]	-		-	[2]

Net asset value, end of period	$9.75		$9.72

Total return[3]	0.31%	[4]	(2.80)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,988		$30,855

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.40%	[5]	2.36%	[5]
After fees waived and expenses absorbed	1.98%	[5]	2.00%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(2.36)%	[5]	(2.35)%	[5]
After fees waived and expenses absorbed	(1.94)%	[5]	(1.99)%	[5]

Portfolio turnover rate	0%	[4]	0%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period June 30, 2014** through October 31, 2014
Net asset value, beginning of period	$9.77		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.05)
Net realized and unrealized loss on investments	(0.17)		(0.18)
Total from investment operations	(0.21)		(0.23)

Redemption fee proceeds[1]	-		-

Net asset value, end of period	$9.56		$9.77

Total return[2]	(2.15)%	[3]	(2.30)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$389		$294

Ratio of expenses to average net assets (including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	4.07%	[4]	6.82%	[4]
After fees waived and expenses absorbed	2.16%	[4]	2.22%	[4]
Ratio of net investment loss to average net assets (including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(2.79)%	[4]	(5.99)%	[4]
After fees waived and expenses absorbed	(0.88)%	[4]	(1.39)%	[4]

Portfolio turnover rate	833%	[3]	628%	[3]

*	Financial information from June 30, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Macro Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period June 30, 2014* through October 31, 2014
Net asset value, beginning of period	$9.78		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.04)
Net realized and unrealized loss on investments	(0.16)		(0.18)
Total from investment operations	(0.19)		(0.22)

Redemption fee proceeds[1]	-		-

Net asset value, end of period	$9.59		$9.78

Total return[2]	(1.94)%	[3]	(2.20)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,136		$8,585

Ratio of expenses to average net assets (including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	3.82%	[4]	6.57%	[4]
After fees waived and expenses absorbed	1.91%	[4]	1.97%	[4]
Ratio of net investment loss to average net assets (including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(2.54)%	[4]	(5.74)%	[4]
After fees waived and expenses absorbed	(0.63)%	[4]	(1.14)%	[4]

Portfolio turnover rate	833%	[3]	628%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

361 Market Neutral Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013	For the Period December 20, 2011** through October 31, 2012
Net asset value, beginning of period	$8.82		$9.43		$10.08	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.11)		(0.18)		(0.22)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.23)		0.33		1.19	0.20
Total from investment operations	(0.34)		0.15		0.97	0.08

Less Distributions:
From net realized gain	(0.23)		(0.76)		(1.63)	-

Redemption fee proceeds[1]	-		-	[2]	0.01	-

Net asset value, end of period	$8.25		$8.82		$9.43	$10.08

Total return[3]	(3.80)%	[4]	1.70%		10.93%	0.80%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61		$120		$723	$20

Ratio of expenses to average net assets (including interest expense and dividends on securities sold short ):
Before fees waived and expenses absorbed	21.30%	[5]	11.15%		15.23%	7.92%	[5]
After fees waived and expenses absorbed	4.20%	[5]	3.32%		3.50%	2.56%	[5]
Ratio of net investment loss to average net assets (including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(19.61)%	[5]	(9.83)%		(14.05)%	(6.67)%	[5]
After fees waived and expenses absorbed	(2.51)%	[5]	(2.00)%		(2.32)%	(1.31)%	[5]

Portfolio turnover rate	212%	[4]	490%		828%	586%	[4]

*	Financial information from December 20, 2011 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Market Neutral Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013	For the Period December 20, 2011* through October 31, 2012
Net asset value, beginning of period	$8.90		$9.49	$10.11	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.16)	(0.19)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.23)		0.33	1.20	0.20
Total from investment operations	(0.33)		0.17	1.01	0.11

Less Distributions:
From net realized gain	(0.23)		(0.76)	(1.63)	-

Redemption fee proceeds[1]	-		-	-	-	[2]

Net asset value, end of period	$8.34		$8.90	$9.49	$10.11

Total return[3]	(3.65)%	[4]	1.91%	11.25%	1.10%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$972		$2,363	$2,731	$822

Ratio of expenses to average net assets (including interest expense and dividends on securities sold short ):
Before fees waived and expenses absorbed	21.05%	[5]	10.90%	14.98%	7.67%	[5]
After fees waived and expenses absorbed	3.95%	[5]	3.07%	3.25%	2.31%	[5]
Ratio of net investment loss to average net assets (including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(19.36)%	[5]	(9.58)%	(13.80)%	(6.42)%	[5]
After fees waived and expenses absorbed	(2.26)%	[5]	(1.75)%	(2.07)%	(1.06)%	[5]

Portfolio turnover rate	212%	[4]	490%	828%	586%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Global Managed Futures Strategy Fund (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Global Macro Opportunity Fund (“Global Macro Opportunity” or “Global Macro Opportunity Fund”) and 361 Market Neutral Fund (formerly known as the 361 Long/Short Equity Fund) (“Market Neutral” or “Market Neutral Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation.  As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Portfolio, a Separately Managed Account (“SMA”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the SMA with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund.  The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the SMA was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Market Neutral Fund’s primary investment objective is to seek to achieve long-term capital appreciation with moderate correlation to major equity market indices but with less volatility. The Fund also seeks to participate in rising markets and preserve capital in down markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used.  Open-end mutual fund investments (including money market funds) are valued at net asset value.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which is recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Money Market Investments
The Managed Futures Strategy Fund and Global Managed Futures Strategy Fund invest a significant amount (29.6% and 94.3%, respectively, of its net assets as of April 30, 2015) in the Federated Prime Value Obligations Fund (“PVOXX”).  PVOXX invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.  PVOXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in PVOXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although PVOXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in PVOXX.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

PVOXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2015 Semi-Annual report of Federated Prime Value Obligations Fund was 0.20%.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Global Long/Short Equity Fund incurred offering costs of approximately $25,160, which are being amortized over a one-year period from December 12, 2014 (commencement of operations).

The Global Managed Futures Strategy Fund incurred offering costs of approximately $19,109, which were being amortized over a one-year period from February 12, 2014 (commencement of operations).

The Global Macro Opportunity Fund incurred offering costs of approximately $25,317, which are being amortized over a one-year period from June 30, 2014 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms.  At April 30, 2015, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, written options contracts or futures contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty.  At April 30, 2015, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(g) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the periods ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor.  The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

		Total Limit on Annual	Total Limit on Annual	Total Limit on Annual
		Operating Expenses	Operating Expenses	Operating Expenses
	Investment Advisory Fees	Investor Class Shares†	Class I Shares†	Class Y Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%	-
Global Long/Short Equity Fund	1.25%	1.94%	1.69%	1.54%
Global Managed Futures Strategy Fund*	1.25%	2.04%	1.79%	-
Global Macro Opportunity Fund	1.25%	2.15%	1.90%	-
Market Neutral Fund	1.25%	2.15%	1.90%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*
The current expense information for Global Managed Futures Strategy Fund was effective March 1, 2015.  Prior to March 1, 2015, investment advisory fees were 1.50%.  Total limit on annual operating expenses, Investor Class and Class I were 2.24% and 1.99%, respectively.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million.  The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”).  The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds.  For the six months ended April 30, 2015, the Sub-Advisor waived $32,234 of its sub-advisory fees.

The Advisor has engaged Analytic Investors, LLC (the "Sub-Advisor") to manage the portion of its allocated Fund assets of the 361 Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the periods ended April 30, 2015, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Managed Futures Strategy Fund	$-	$-	$-
Global Long/Short Equity Fund	46,781	55,203	101,984
Global Managed Futures Strategy Fund	60,200	-	60,200
Global Macro Opportunity Fund	70,726	37,576	108,302
Market Neutral Fund	10,324	130,881	141,205
	$188,031	$223,660	$411,691

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Managed Futures Strategy Fund	Global Long/Short Equity Fund	Global Managed Futures Strategy Fund	Global Macro Opportunity Fund	Market Neutral Fund
2015	$-	$-	$-	$-	$181,968
2016	-	-	-	-	212,032
2017	-	-	85,151	77,411	246,166
2018	-	101,984	60,200	108,302	141,205

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the periods ended April 30, 2015, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust.  The Funds’ allocated fees incurred for CCO services for the periods ended April 30, 2015, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2015, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Long/Short Equity Fund	Global Managed Futures Strategy Fund	Global Macro Opportunity Fund	Market Neutral Fund
Cost of investments	$692,555,985	$27,105,260	$16,485,758	$16,956,492	$1,166,289

Gross unrealized appreciation	$165,769	$674,537	$-	$179,624	$1,546
Gross unrealized depreciation	(1,053,832)	(622,792)	-	(183,741)	(27,203)
Net unrealized appreciation/ (depreciation) on investments	$(888,063)	$51,745	$-	$(4,117)	$(25,657)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

As of October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Global Macro Opportunity Fund	Market Neural Fund
Undistributed ordinary income	$382,009	$-	$-	$21,146
Undistributed long-term capital gains	14,977,455	-	-	34,499
Tax accumulated earnings	15,359,464	-	-	55,645

Accumulated capital and other losses	-	(2,855,292)	(223,800)	(6,737)
Net unrealized appreciation (depreciation) on investments	(316,936)	-	159,848	(57,203)
Net unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	-	(6,680)	367	(165,165)
Total accumulated earnings (deficit)	$15,042,528	$(2,861,972)	$(63,585)	$(173,460)

The tax character of the distributions paid during the fiscal years ended October 31, 2014, and October 31, 2013 were as follows:

	Managed Futures Strategy Fund		Global Managed Futures Strategy Fund
Distributions paid from:	2014	2013	2014
Ordinary income	$4,551,165	$-	$-
Net long-term capital gains	12,709,287	117,872	-
Total distributions paid	$17,260,452	$117,872	$-

	Global Macro Opportunity Fund	Market Neutral fund
Distributions paid from:	2014	2014	2013
Ordinary income	$-	$350,101	$158,062
Net long-term capital gains	-	4,534	-
Total distributions paid	$-	$354,635	$158,062

For Federal income tax purposes, the Managed Futures Strategy Fund and Market Neutral Fund designate long-term capital gain dividends of $12,709,287 and $4,534, respectively, or the amount determined to be necessary, for the tax year ended October 31, 2014.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

At October 31, 2014 the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Global Managed Futures Strategy Fund	$958,604	$1, 437,820	$2,396,424
Global Macro Opportunity Fund	188,095	21,822	209,917

As of October 31, 2014, the following funds had qualified late-year ordinary losses, which are deferred until fiscal year 2015 for tax purposes.

Fund	Late-Year Ordinary Losses
Global Managed Futures Strategy Fund	$458,868
Global Macro Opportunity Fund	13,883
Market Neutral Fund	6,737

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee
Effective August 28, 2014 the Funds no longer charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions
For the periods ended April 30, 2015, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
Managed Futures Strategy Fund	$66,574,891	$27,778,737
Global Long/Short Equity Fund	28,935,816	5,219,862
Global Managed Futures Strategy Fund	-	-
Global Macro Opportunity Fund	69,936,050	60,136,692
Market Neutral Fund	4,970,427	6,209,302

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. Class I and Class Y shares do not pay any distribution fees.

For the periods ended April 30, 2015, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder servicing plan.

For the periods ended April 30, 2015, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$189,624,459	$-	$189,624,459
Corporate Bonds[1]	-	186,525,241	-	186,525,241
Medium Term Notes[1]	-	110,177,360	-	110,177,360
Short-Term Investments	205,340,862	-	-	205,340,862
Total Investments	205,340,862	486,327,060	-	691,667,922
Other Financial Instruments[2]
Futures Contracts	17,269	-	-	17,269
Total Assets	$205,358,131	$486,327,060	$-	$691,685,191

Liabilities
Other Financial Instruments[2]
Futures Contracts	$172,693	$-	$-	$172,693
Total Liabilities	$172,693	$-	$-	$172,693

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$313,018	$350,426	$-	$663,444
Communications	1,348,538	966,266	-	2,314,804
Consumer, Cyclical	2,397,874	781,059	-	3,178,933
Consumer, Non-cyclical	4,615,092	571,334	-	5,186,426
Diversified	-	139,486	-	139,486
Energy	337,569	145,062	-	482,631
Financial	2,853,635	2,197,259	-	5,050,894
Industrial	1,152,496	980,263	-	2,132,759
Technology	3,070,037	969,005	-	4,039,042
Utilities	759,860	448,622	-	1,208,482
Short-Term Investments	2,760,014	-	-	2,760,014
Rights	90	-	-	90
Total Assets	$19,608,223	$7,548,782	$-	$27,157,005

Liabilities
Common Stocks
Basic Materials	$1,200,167	$237,708	$-	$1,437,875
Communications	595,159	72,201	-	667,360
Consumer, Cyclical	615,128	50,370	-	665,498
Consumer, Non-cyclical	27,196	167,522	-	194,718
Energy	3,353,145	280,061	-	3,633,206
Financial	112,693	399,530	-	512,223
Industrial	-	574,606	-	574,606
Technology	109,258	-	-	109,258
Utilities	146,266	-	-	146,266
Total Liabilities	$6,159,012	$1,781,998	$-	$7,941,010

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Global Managed Futures Strategy Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$16,485,758	$-	$-	$16,485,758
Total Investments	16,485,758	-	-	16,485,758
Other Financial Instruments[2]
Futures Contracts	5,000	-	-	5,000
Total Assets	$16,490,758	$-	$-	$16,490,758

Liabilities
Other Financial Instruments[2]
Futures Contracts	$344,247	$-	$-	$344,247
Total Liabilities	$344,247	$-	$-	$344,247

Global Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$3,884,852	$-	$-	$3,884,852
Exchange-Traded Funds	9,858,331	-	-	9,858,331
Purchased Options Contracts	66,154	-	-	66,154
Short-Term Investments	3,143,038	-	-	3,143,038
Total Investments	$16,952,375	$-	$-	$16,952,375

Market Neutral Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$1,024,433	$-	$-	$1,024,433
Short-Term Investments	116,199	-	-	116,199
Total Assets	$1,140,632	$-	$-	$1,140,632

Liabilities
Securities Sold Short
Exchange-Traded Funds	$875,367	$-	$-	$875,367
Total Liabilities	$875,367	$-	$-	$875,367

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the periods ended April 30, 2015.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of April 30, 2015 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	$17,269	$172,693
Global Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	5,000	344,247
Global Macro Opportunity Fund	Purchased options contracts, at value	Equity contracts	66,154	-
Total			$88,423	$516,940

The effects of derivative instruments on the Statement of Operations for the periods ended April 30, 2015 for the Managed Futures Strategy, Global Managed Futures Strategy, Global Macro Opportunity Fund and market Neutral Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$34,767,636	$-	$34,767,636
Global Managed Futures Strategy Fund	Equity Contracts	(126,265)	-	(126,265)
Global Macro Opportunity Fund	Equity Contracts	(31,051)	13,969	(17,082)
	Volatility contracts	(16,519)	-	(16,519)
Market Neutral Fund	Equity Contracts	(10,949)	-	(10,949)

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$(155,424)	$-	$(155,424)
Global Managed Futures Strategy Fund	Equity Contracts	(144,891)	-	(144,891)
Global Macro Opportunity Fund	Equity Contracts	11,314	(9,436)	1,878
	Volatility contracts	(282)	-	(282)
Market Neutral Fund	Equity Contracts	17,953	-	17,953

The quarterly average volumes of derivative instruments as of April 30, 2015 are as follows:

	Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	1,427	-	-	1,427
Global Managed Futures Strategy Fund	Equity Contracts	269	33	-	302
Global Macro Opportunity Fund	Equity Contracts	3	3	162	168
	Volatility contracts	1	2	-	3
Market Neutral Fund	Equity Contracts	2	3	-	5

Note 12 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On May 22, 2015, the Board of Trustees of the Trust had approved a Plan of Liquidation for the 361 Market Neutral Fund (the “Fund”) which authorized the termination, liquidation and dissolution of the Fund. The Fund was liquidated on May 29, 2015 (the “Liquidation Date”). On or promptly after the Liquidation Date, the Fund made a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund was dissolved.

361 Global Long/Short Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreement
At an in-person meeting held on September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and Analytic Investors, LLC (the “Sub-Advisor”) with respect to the 361 Global Long/Short Equity Fund (the “Fund”) series of the Trust for initial two-year terms.  In approving the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that each such approval is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s and the Sub-Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; the composite performance information of accounts managed by the Sub-Advisor using its Global Long/Short Equity strategy (the “Sub-Advisor Composite”) compared with returns of its benchmark indices for the one- and three-year and since inception periods ended June 30, 2014; reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Long/Short Equity fund universe (the “Expense Universe”); and information about the Investment Advisor’s and the Sub-Advisor’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year with respect to the Investment Advisor at other Board and Board committee meetings as the investment advisor of four other series of the Trust.  No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Trustees noted that the Investment Advisor did not manage any other accounts or funds with investment strategies similar to those of the Fund, and considered information included in the meeting materials regarding the Sub-Advisor Composite. The Board noted that the materials they reviewed indicated that the annualized returns of the Sub-Advisor Composite (net of fees) were higher than the returns of the HFRI Equity Hedge Index and a blended benchmark comprised of 50% MSCI World Index and 50% cash for the one- and three-year and since inception periods ended June 30, 2014.

The Board noted its familiarity with the Investment Advisor as the investment advisor of four other series of the Trust, and considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management.  The Board also considered the qualifications, experience and responsibilities of the personnel of the Investment Advisor and the Sub-Advisor who would be involved in the activities of the Fund.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of each of the Investment Advisor and the Sub-Advisor.

361 Global Long/Short Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed each of the Investment Advisor and the Sub-Advisor would have the capabilities, resources and personnel necessary to manage the Fund and that the Investment Advisor and the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee, Expense Ratio and Sub-Advisory Fee
The Board considered information included in the meeting materials regarding the proposed annual investment advisory fees and total annual expenses of the Fund.  In reviewing the Fund’s fees, the Board observed, among other things, that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was below the median advisory fee of the funds in its Peer Group and the same as the median fee of funds in its Expense Universe.  The Board noted that the Investment Advisor anticipated waiving a significant portion of its advisory fee during the first year of the Fund’s operations.  The Board also noted that because the Investment Advisor did not manage any other accounts or funds using the Fund’s investment strategies, the Board did not have a good basis for comparison of the Fund’s proposed advisory fees to those charged by the Investment Advisor to its other clients.  The Board noted, however, that the proposed advisory fee was the same as that charged by the Investment Advisor to the 361 Long/Short Equity Fund series of the Trust.  With respect to the Fund’s total expenses, the Board considered that the estimated total annual expenses for the Fund (net of fee waivers) were the same as the median expenses of the funds in its Peer Group but above the median expenses of the funds in its Expense Universe by 0.32%.

With respect to the sub-advisory fee, the Board observed, among other things, that the proposed sub-advisory fee to be paid to the Sub-Advisor was higher than the sub-advisory fees charged by the Sub-Advisor to another registered investment company it managed using the same strategy as the Fund, but noted that that investment company was the seed client in that strategy.  The Board also observed that the proposed sub-advisory fee was lower than the fee currently charged by the Sub-Advisor to another account it managed using the Fund’s strategy, and that the account paid an incentive fee in addition to an asset-based fee.  The Board also noted that the Investment Advisor would pay the Sub-Advisor’s fee out of the Investment Advisor’s fee.

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and the Sub-Advisor under its respective Fund Advisory Agreement was fair and reasonable in light of the services proposed to be provided by such company to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund for the first year of the Fund’s operations taking into account estimated assets of $50 million, and determined that the level of profitability was reasonable.  The Board also considered the potential benefits to be received by the Investment Advisor and the Sub-Advisor as a result of their relationships with the Fund (other than the receipt of investment advisory fees and sub-advisory fees), including benefits associated with the Investment Advisor’s ability to offer a broader range of mutual fund investments to investors, and the intangible benefits of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.  The Board also noted that although there were no advisory fee breakpoints, during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

361 Global Long/Short Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement would be in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

361 Funds
EXPENSE EXAMPLES
For the Periods Ended April 30, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Managed Futures Strategy, Global Managed Futures Strategy, Global Macro Opportunity and Market Neutral Funds are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

The Actual Performance example for Global Long/Short Equity Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from December 12, 2014 (commencement of operations) to April 30, 2015.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/14	4/30/15	11/1/14 – 4/30/15
Investor Class	Actual Performance	$1,000.00	$1,047.80	$10.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.34	10.53
Class I	Actual Performance	1,000.00	1,050.20	9.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.58	9.28

*
Expenses are equal to the Fund’s annualized expense ratio of 2.11% and 1.86% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2015 (Unaudited)

Global Long/Short Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	12/12/14*	4/30/15	12/12/14* –4/30/15
Actual Performance**
Investor Class	$1,000.00	$990.00	$10.16
Class I	1,000.00	991.00	9.21
Class Y	1,000.00	991.00	8.65
Hypothetical (5% annual return before expenses)^	11/1/14	4/30/15	11/1/14 – 4/30/15
Investor Class	$1,000.00	$1,011.59	$13.28
Class I	1,000.00	1,012.83	12.04
Class Y	1,000.00	1,013.56	11.31

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 2.66%, 2.41% and 2.26% for Investor Class, Class I and Class Y, respectively, multiplied by the average account values over the period, multiplied by 140/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 2.66%, 2.41% and 2.26% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Global Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/14	4/30/15	11/1/14 – 4/30/15
Investor Class	Actual Performance	$1,000.00	$1,001.00	$10.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.92	10.95
Class I	Actual Performance	1,000.00	1,003.10	9.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.99	9.88

*
Expenses are equal to the Fund’s annualized expense ratio of 2.19% and 1.98% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended April 30, 2015 (Unaudited)

Global Macro Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/14	4/30/15	11/1/14 – 4/30/15
Investor Class	Actual Performance	$1,000.00	$978.50	$10.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.08	10.79
Class I	Actual Performance	1,000.00	980.60	9.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.30	9.57

*
Expenses are equal to the Fund’s annualized expense ratio of 2.16% and 1.91% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Market Neutral Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/14	4/30/15	11/1/14 – 4/30/15
Investor Class	Actual Performance	$1,000.00	$962.00	$20.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,003.96	20.87
Class I	Actual Performance	1,000.00	963.50	19.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,005.22	19.63

*
Expenses are equal to the Fund’s annualized expense ratio of 4.20% and 3.95% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Funds
Each a series of Investment Managers Series Trust

Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 Global Managed Futures Strategy Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Managed Futures Strategy Fund – Class I shares	AGFZX	461 41P 339
361 Global Macro Opportunity Fund - Investor Class shares	AGMQX	461 41P 461
361 Global Macro Opportunity Fund - Class I shares	AGMZX	461 41P 453
361 Market Neutral Fund – Investor Class shares	ALSQX	461 418 329
361 Market Neutral Fund – Class I shares	ALSZX	461 418 311

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP).  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

361 Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/08/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/08/2015